UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21614
Investment Company Act File Number
Eaton Vance Enhanced Equity Income Fund
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
September 30
Date of Fiscal Year End
June 30, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance
Enhanced Equity Income Fund
June 30, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.2%(1)

Security	Shares	Value
Aerospace & Defense — 1.5%
United Technologies Corp.	92,989	$8,230,456

		$8,230,456

Automobiles — 1.2%
Ford Motor Co.(2)	458,707	$6,325,570

		$6,325,570

Beverages — 4.2%
Coca-Cola Co. (The)	196,464	$13,220,062
PepsiCo, Inc.	130,241	9,172,874

		$22,392,936

Biotechnology — 0.9%
Celgene Corp.(2)	80,341	$4,846,169

		$4,846,169

Capital Markets — 0.8%
Goldman Sachs Group, Inc. (The)	33,334	$4,436,422

		$4,436,422

Chemicals — 1.5%
Monsanto Co.	110,206	$7,994,343

		$7,994,343

Commercial Banks — 3.4%
KeyCorp	504,487	$4,202,377
PNC Financial Services Group, Inc.	56,634	3,375,953
Wells Fargo & Co.	368,604	10,343,028

		$17,921,358

Communications Equipment — 5.0%
Harris Corp.	116,546	$5,251,563
JDS Uniphase Corp.(2)	304,789	5,077,785
QUALCOMM, Inc.	284,114	16,134,834

		$26,464,182

Computers & Peripherals — 3.9%
Apple, Inc.(2)	62,113	$20,849,471

		$20,849,471

Construction & Engineering — 1.9%
Fluor Corp.	157,979	$10,214,922

		$10,214,922

Consumer Finance — 0.8%
American Express Co.	84,975	$4,393,208

		$4,393,208

Diversified Financial Services — 4.9%
Citigroup, Inc.	176,031	$7,329,931
JPMorgan Chase & Co.	317,029	12,979,167
Moody’s Corp.	154,502	5,925,152

		$26,234,250

Security	Shares	Value
Diversified Telecommunication Services — 2.9%
AT&T, Inc.	265,555	$8,341,082
CenturyLink, Inc.	99,120	4,007,422
Verizon Communications, Inc.	82,797	3,082,532

		$15,431,036

Electric Utilities — 0.9%
American Electric Power Co., Inc.	75,093	$2,829,504
PPL Corp.	60,186	1,674,977

		$4,504,481

Electrical Equipment — 0.5%
Emerson Electric Co.	50,207	$2,824,144

		$2,824,144

Electronic Equipment, Instruments & Components — 1.4%
Corning, Inc.	406,248	$7,373,401

		$7,373,401

Energy Equipment & Services — 2.1%
Halliburton Co.	110,042	$5,612,142
Schlumberger, Ltd.	66,385	5,735,664

		$11,347,806

Food & Staples Retailing — 1.0%
Costco Wholesale Corp.	66,602	$5,410,746

		$5,410,746

Health Care Equipment & Supplies — 3.4%
Covidien PLC	74,584	$3,970,106
St. Jude Medical, Inc.	191,856	9,147,694
Varian Medical Systems, Inc.(2)	69,933	4,896,709

		$18,014,509

Health Care Providers & Services — 7.0%
AmerisourceBergen Corp.	207,008	$8,570,131
DaVita, Inc.(2)	36,673	3,176,249
Fresenius Medical Care AG & Co. KGaA ADR	80,680	6,026,796
HCA Holdings, Inc.(2)	231,094	7,626,102
UnitedHealth Group, Inc.	230,148	11,871,034

		$37,270,312

Hotels, Restaurants & Leisure — 1.8%
McDonald’s Corp.	113,550	$9,574,536

		$9,574,536

Household Products — 1.6%
Procter & Gamble Co.	132,541	$8,425,631

		$8,425,631

Industrial Conglomerates — 1.9%
General Electric Co.	548,560	$10,345,842

		$10,345,842

Insurance — 2.0%
Aflac, Inc.	58,053	$2,709,914
Lincoln National Corp.	109,404	3,116,920
MetLife, Inc.	112,652	4,942,043

		$10,768,877

Security	Shares	Value
Internet & Catalog Retail — 3.5%
Amazon.com, Inc.(2)	45,233	$9,249,696
Netflix, Inc.(2)	15,114	3,970,297
Priceline.com, Inc.(2)	10,333	5,289,773

		$18,509,766

Internet Software & Services — 1.0%
Google, Inc., Class A(2)	10,185	$5,157,480

		$5,157,480

IT Services — 4.4%
Accenture PLC, Class A	193,047	$11,663,900
International Business Machines Corp.	67,277	11,541,369

		$23,205,269

Life Sciences Tools & Services — 0.5%
Thermo Fisher Scientific, Inc.(2)	41,607	$2,679,075

		$2,679,075

Machinery — 4.3%
Danaher Corp.	202,200	$10,714,578
Illinois Tool Works, Inc.	215,126	12,152,468

		$22,867,046

Media — 1.5%
Comcast Corp., Class A	314,293	$7,964,185

		$7,964,185

Metals & Mining — 2.0%
Cliffs Natural Resources, Inc.	48,819	$4,513,316
Freeport-McMoRan Copper & Gold, Inc.	82,740	4,376,946
Goldcorp, Inc.	38,488	1,857,816

		$10,748,078

Multi-Utilities — 0.9%
PG&E Corp.	114,874	$4,828,154

		$4,828,154

Multiline Retail — 0.8%
Macy’s, Inc.	150,719	$4,407,024

		$4,407,024

Oil, Gas & Consumable Fuels — 10.1%
Alpha Natural Resources, Inc.(2)	63,558	$2,888,076
Apache Corp.	46,582	5,747,753
Brigham Exploration Co.(2)	38,456	1,150,988
ConocoPhillips	119,001	8,947,685
Exxon Mobil Corp.	197,344	16,059,855
Hess Corp.	88,191	6,593,159
Occidental Petroleum Corp.	41,836	4,352,617
Peabody Energy Corp.	46,061	2,713,453
Southwestern Energy Co.(2)	118,662	5,088,227

		$53,541,813

Personal Products — 1.7%
Estee Lauder Cos., Inc. (The), Class A	85,165	$8,958,506

		$8,958,506

Pharmaceuticals — 2.3%
Johnson & Johnson	45,559	$3,030,584
Pfizer, Inc.	437,518	9,012,871

		$12,043,455

Security	Shares	Value
Real Estate Investment Trusts (REITs) — 1.1%
AvalonBay Communities, Inc.	26,090		$3,349,956
Boston Properties, Inc.	24,157		2,564,507

			$5,914,463

Software — 3.2%
Microsoft Corp.	213,784		$5,558,384
Oracle Corp.	351,686		11,573,986

			$17,132,370

Specialty Retail — 0.7%
Home Depot, Inc.	109,073		$3,950,624

			$3,950,624

Textiles, Apparel & Luxury Goods — 1.1%
NIKE, Inc., Class B	63,666		$5,728,667

			$5,728,667

Tobacco — 1.8%
Philip Morris International, Inc.	141,826		$9,469,722

			$9,469,722

Wireless Telecommunication Services — 0.8%
American Tower Corp., Class A(2)	77,140		$4,036,736

		$	,036,736

Total Common Stocks (identified cost $432,188,977)			$522,737,041

Short-Term Investments — 3.1%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(3)	$16,183	$16,183,249

Total Short-Term Investments (identified cost $16,183,249)		$16,183,249

Total Investments — 101.3% (identified cost $448,372,226)		$538,920,290

Covered Call Options Written — (1.3)%

	Number	Strike	Expiration
Security	of Contracts	Price	Date	Value
Accenture PLC, Class A	685	$57.50	7/16/11	$(215,775)
Aflac, Inc.	410	50.00	7/16/11	(2,050)
Alpha Natural Resources, Inc.	510	47.00	8/20/11	(104,550)
Amazon.com, Inc.	180	205.00	7/16/11	(73,350)
American Electric Power Co., Inc.	375	38.00	8/20/11	(20,625)
American Express Co.	425	52.50	7/16/11	(21,250)
American Tower Corp., Class A	390	55.00	7/16/11	(4,875)
AmerisourceBergen Corp.	880	42.00	7/16/11	(24,200)
Apache Corp.	235	120.00	8/20/11	(154,513)
Apple, Inc.	250	345.00	7/16/11	(42,125)
Apple, Inc.	250	330.00	8/20/11	(400,000)
AT&T, Inc.	1,330	31.00	7/16/11	(59,850)
AvalonBay Communities, Inc.	130	135.00	8/20/11	(24,700)
Boston Properties, Inc.	125	105.00	8/20/11	(54,375)
Brigham Exploration Co.	195	27.00	8/20/11	(73,125)
Celgene Corp.	405	60.00	8/20/11	(96,998)
CenturyLink, Inc.	520	44.00	7/16/11	(1,300)

	Number	Strike	Expiration
Security	of Contracts	Price	Date	Value
Citigroup, Inc.	880	$40.00	8/20/11	$(248,600)
Cliffs Natural Resources, Inc.	345	87.50	7/16/11	(196,650)
Coca-Cola Co. (The)	665	67.50	7/16/11	(38,570)
Comcast Corp., Class A	1,575	26.00	7/16/11	(17,325)
ConocoPhillips	385	75.00	7/16/11	(48,702)
Corning, Inc.	1,365	20.00	7/16/11	(1,365)
Costco Wholesale Corp.	335	82.50	8/20/11	(49,915)
Covidien PLC	340	55.00	7/16/11	(6,800)
Danaher Corp.	1,015	52.50	7/16/11	(111,650)
DaVita, Inc.	260	85.00	7/16/11	(56,550)
Emerson Electric Co.	502	55.00	7/16/11	(81,575)
Estee Lauder Cos., Inc. (The), Class A	430	100.00	8/20/11	(331,100)
Exxon Mobil Corp.	990	82.50	7/16/11	(47,025)
Fluor Corp.	630	70.00	7/16/11	(4,725)
Ford Motor Co.	3,670	14.00	8/20/11	(190,840)
Freeport-McMoRan Copper & Gold, Inc.	270	50.00	7/16/11	(89,775)
Freeport-McMoRan Copper & Gold, Inc.	395	52.00	8/20/11	(129,363)
Fresenius Medical Care AG & Co. KGaA ADR	405	75.00	8/20/11	(103,275)
General Electric Co.	2,070	21.00	7/16/11	(1,035)
General Electric Co.	2,320	19.00	8/20/11	(121,800)
Goldcorp, Inc.	270	52.50	7/16/11	(2,430)
Goldman Sachs Group, Inc. (The)	285	140.00	7/16/11	(11,685)
Google, Inc., Class A	75	550.00	7/16/11	(9,187)
Halliburton Co.	770	48.00	7/16/11	(254,100)
HCA Holdings, Inc.	1,620	35.00	7/16/11	(20,250)
Hess Corp.	620	80.00	7/16/11	(11,160)
Home Depot, Inc.	545	35.00	8/20/11	(105,458)
Illinois Tool Works, Inc.	430	57.50	7/16/11	(15,050)
International Business Machines Corp.	265	175.00	7/16/11	(11,792)
International Business Machines Corp.	275	170.00	8/20/11	(130,625)
JDS Uniphase Corp.	440	20.00	7/16/11	(660)
JDS Uniphase Corp.	2,000	17.00	8/20/11	(199,000)
Johnson & Johnson	230	67.50	8/20/11	(21,275)
JPMorgan Chase & Co.	1,250	43.00	7/16/11	(19,375)
JPMorgan Chase & Co.	1,290	42.00	8/20/11	(122,550)
Lincoln National Corp.	550	29.00	7/16/11	(20,625)
Macy’s, Inc.	520	29.00	7/16/11	(42,900)
McDonald’s Corp.	565	82.50	7/16/11	(116,673)
MetLife, Inc.	790	45.00	7/16/11	(24,095)
Microsoft Corp.	1,070	25.00	8/20/11	(148,195)
Monsanto Co.	775	70.00	7/16/11	(223,200)
Moody’s Corp.	360	38.00	7/16/11	(36,540)
Netflix, Inc.	80	255.00	8/20/11	(168,000)
NIKE, Inc., Class B	500	85.00	8/20/11	(313,750)
Occidental Petroleum Corp.	210	105.00	8/20/11	(78,750)
Oracle Corp.	1,270	34.00	7/16/11	(15,875)
Oracle Corp.	1,545	34.00	9/17/11	(149,865)
Peabody Energy Corp.	230	60.00	8/20/11	(55,545)
PepsiCo, Inc.	655	72.50	7/16/11	(5,895)
Pfizer, Inc.	2,190	21.00	7/16/11	(27,375)
Philip Morris International, Inc.	710	70.00	9/17/11	(57,155)
PNC Financial Services Group, Inc.	400	65.00	8/20/11	(13,400)
PPL Corp.	305	28.00	8/20/11	(18,300)
Priceline.com, Inc.	45	530.00	7/16/11	(17,100)
Procter & Gamble Co.	665	65.00	8/20/11	(34,912)
QUALCOMM, Inc.	1,345	57.50	7/16/11	(74,648)
Schlumberger, Ltd.	465	85.00	7/16/11	(118,110)
Southwestern Energy Co.	595	42.00	8/20/11	(138,635)
St. Jude Medical, Inc.	1,345	52.50	7/16/11	(10,087)
Thermo Fisher Scientific, Inc.	210	65.00	7/16/11	(15,750)
United Technologies Corp.	465	87.50	8/20/11	(141,825)

	Number	Strike	Expiration
Security	of Contracts	Price	Date	Value
UnitedHealth Group, Inc.	1,155	$50.00	7/16/11	$(228,690)
Varian Medical Systems, Inc.	490	70.00	7/16/11	(47,775)
Verizon Communications, Inc.	580	38.00	7/16/11	(4,640)
Wells Fargo & Co.	735	28.00	7/16/11	(41,895)
Wells Fargo & Co.	1,110	28.00	8/20/11	(123,210)

Total Covered Call Options Written (premiums received $7,151,397)				$(6,698,313)

Other Assets, Less Liabilities 0.0%(4)				$119,699

Net Assets — 100.0%				$532,341,676

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		A portion of each applicable common stock for which a written call option is outstanding at June 30, 2011 has been pledged as collateral for such written option.

(2)		Non-income producing security.

(3)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended June 30, 2011 was $15,254.

(4)		Amount is less than 0.05%.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$450,383,542

Gross unrealized appreciation	$93,085,793
Gross unrealized depreciation	(4,549,045)

Net unrealized appreciation	$88,536,748

Written call options activity for the fiscal year to date ended June 30, 2011 was as follows:

	Number	Premiums
	of Contracts	Received
Outstanding, beginning of period	89,697	$13,017,697
Options written	265,560	33,467,289
Options terminated in closing purchase transactions	(198,858)	(26,231,825)
Options exercised	(7,140)	(1,241,276)
Options expired	(90,822)	(11,860,488)

Outstanding, end of period	58,437	$7,151,397

At June 30, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives.

The Fund writes covered call options on individual stocks above the current value of the stock to generate premium income. In writing call options on individual stocks, the Fund in effect, sells potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying stock decline below the exercise price. The Fund is not subject to counterparty credit risk with respect to its written options as the Fund, not the counterparty, is obligated to perform under such derivatives.

At June 30, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $6,698,313.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$56,460,370	$—	$—	$56,460,370
Consumer Staples	54,657,542	—	—	54,657,542
Energy	64,889,619	—	—	64,889,619
Financials	69,668,577	—	—	69,668,577
Health Care	74,853,520	—	—	74,853,520
Industrials	54,482,410	—	—	54,482,410
Information Technology	100,182,173	—	—	100,182,173
Materials	18,742,422	—	—	18,742,422
Telecommunication Services	19,467,773	—	—	19,467,773
Utilities	9,332,635	—	—	9,332,635

Total Common Stocks	$522,737,041	$—	$—	$522,737,041

Short-Term Investments	$—	$16,183,249	$—	$16,183,249

Total Investments	$522,737,041	$16,183,249	$—	$538,920,290

Liability Description

Covered Call Options Written	$(6,698,313)	$—	$—	$(6,698,313)

Total	$(6,698,313)	$—	$—	$(6,698,313)

The Fund held no investments or other financial instruments as of September 30, 2010 whose fair value was determined using Level 3 inputs. At June 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Enhanced Equity Income Fund

By:	/s/ Walter A. Row, III

Walter A. Row, III
President

Date:	August 25, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Walter A. Row, III

Walter A. Row, III
President

Date:	August 25, 2011

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	August 25, 2011